Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

9. Stock-Based Compensation

The following table summarizes stock-based compensation expense recognized for the three and six months ended June 30, 2021 and 2020 as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Research and development	$2,215	$817	$3,422	$1,022
Sales and marketing	2,550	957	4,388	1,073
General and administrative	11,009	3,772	18,909	3,808
Total stock-based compensation expense	$15,774	$5,546	$26,719	$5,903

Equity Incentive Plans

Skillz Inc. 2020 Omnibus Incentive Plan

In December 2020, the Board of Directors of the Company adopted the Skillz Inc. 2020 Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan became effective upon consummation of the Business Combination and succeeds the Company’s legacy equity incentive plans. Under the 2020 Plan, the Company may grant stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. Options are granted at a price per share equal to the fair market value of the underlying common stock at the date of grant. Options granted are exercisable over a maximum term of 10 years from the date of grant. Restricted stock units (“RSUs”) are also granted under the 2020 Plan. These awards typically have a cliff vesting period of one year and continue to vest quarterly thereafter. The 2020 Plan also permits the Company to grant stock-based awards with performance or market conditions. In connection with the closing of the Business Combination, the Company entered into certain option agreements that include vesting conditions contingent upon the attainment of volume weighted average price targets related to the Company’s Class A common stock on the NYSE.

The 2020 Plan permits the Company to deliver up to 47,841,859 shares of common stock pursuant to awards issued under the 2020 Plan, consisting of 15,000,000 shares which may be of Class A and/or Class B common stock, 24,669,278 shares of Class A common stock and 8,172,581 shares of Class B common stock. The total number of shares of Class A common stock and Class B common stock that will be reserved and that may be issued under the 2020 Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2021, by a number of shares equal to five percent 5% of the total number of shares of Class A common stock and Class B common stock, respectively, outstanding on the last day of the prior calendar year.

Stock Options and Restricted Stock Units

Stock option and RSU activity during the six months ended June 30, 2021 is as follows (in thousands, except for share, per share, and contractual term data):

		Options Outstanding				Restricted Stock Units
	Number of			Weighted-			Weighted-
	Shares	Number of		Average			Average
	Available for	Shares	Weighted-	Remaining			Grant
	Issuance	Outstanding	Average	Contractual	Aggregate	Number of	Date Fair
	Under the	Under the	Exercise	Term	Intrinsic	Plan shares	Value per
	Plan	Plan	Price	(Years)	Value	outstanding	share
Exercisable at December 31, 2020	35,500,603	38,404,493	$5.89	8.27	$542,074	341,256	$17.68
Options and restricted stock units granted	(3,147,553)	—	—			3,147,553	21.82
Options exercised and restricted stock units released	—	(503,480)	0.22			—	—
Options and restricted stock units canceled	3,260,091	(2,985,501)	1.32			(274,590)	24.50
Balance at June 30, 2021	35,613,141	34,915,512	$6.35	7.44	$536,745	3,214,219	$21.15
Exercisable at December 31, 2020		14,248,234	$0.18	6.45	$282,364
Exercisable at June 30, 2021		16,096,923	0.21	5.92	346,242
Unvested at December 31, 2020		24,156,259	9.25	9.34	259,710
Unvested at June 30, 2021		18,818,589	11.60	8.74	190,503

The number of unvested stock options as of June 30, 2021 and December 31, 2020 does not include 10.0 million and 13.3 million shares of restricted common stock, respectively, previously issued upon the early exercise of grants by certain executives.

The number of RSUs granted does not include 0.1 million performance based RSUs which the Company issued in June 2021, as the performance-based RSUs are not deemed granted for accounting purposes.

As of June 30, 2021, unrecognized stock-based compensation expense related to unvested stock options, restricted common stock, and RSUs was $176.4 million. The weighted-average period over which such compensation expense will be recognized is 3.63 years.

On May 4, 2021, the Company entered into a transition and release agreement providing for Mr. Henry’s retirement from his position as Chief Financial Officer (“CFO”) of the Company, effective June 20, 2021. As part of the transition and release agreement, certain stock options of the CFO were modified to vest through August 10, 2021, the separation date, based on Mr. Henry’s continuous service to the Company in an executive advisor role from June 21, 2021 through the separation date. This modification will result in $6.4 million of incremental stock-based compensation expense recorded in the condensed consolidated statement of operations through the third quarter of 2021. The Company recognized approximately $3.7 million of this expense for the three months ended June 30, 2021.

The aggregate intrinsic value of options exercised was $4.0 million and $27.2 million during the three months ended June 30, 2021 and 2020, respectively, and $11.8 million and $27.5 million during the six months ended June 30, 2021 and 2020, respectively.

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the three and six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021(1)	2020	2021(1)	2020
Expected volatility	48.71%	47.99% – 48.79%	48.71%	47.99% – 48.79%
Risk-free interest rate	0.02%	0.34% – 0.59%	0.02%	0.34% – 1.44%
Expected term (in years)	0.25	5.00 – 6.18	0.25	5.00 – 6.18
Expected dividend yield	—	—	—	—
Weighted average estimated fair value of stock options granted during the period	$15.63	$2.58	$15.63	$2.42
(1)	For the three and six months ended June 30, 2021, the above assumptions were used to estimate the fair value of certain stock options previously granted to the CFO, that were modified as part of the transition and release agreement.

Employee Stock Purchase Plan

In June 2021, the Company commenced its first offering period under the Skillz, Inc. Employee Stock Purchase Plan (the employee Stock Purchase Plan), which assists employees in acquiring a stock ownership interest in the Company and encourages them to remain in the employment of the Company. The Employee Stock Purchase Plan is intended to qualify under Section 423 of the Internal Revenue Code. The employee Stock Purchase Plan permits eligible employees to purchase common stock at a discount through payroll deductions during specified offering periods. No employee may purchase more than $25,000 worth of stock in any calendar year. The price of shares purchased under the Employee Stock Purchase Plan is equal to 85% of the fair market value of the common stock on the first or last day of the offering period, whichever is lower. The total Employee Stock Purchase plan expense for the three months ended June 30, 2021 was not material.

12. Stock Based Compensation

The following table summarizes stock-based compensation expense recognized for the years ended December 31, 2020, 2019 and 2018, as follows:

	2020	2019	2018
Research and development	$6,110	$181	$361
Sales and marketing	4,505	111	114
General and administrative	13,142	945	6,205
Total stock-based compensation expense	$23,757	$1,237	$6,680

Equity Incentive Plans

2012, 2015, and 2017 Equity Incentive Plans

Prior to the Business Combination, the Company maintained a stock based compensation plan. Old Skillz’s 2012, 2015, and 2017 Equity Incentive Plans (the “Legacy Equity Incentive Plans”) provided for the grant of stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. Options were granted at a price per share equal to the fair market value of the underlying common stock at the date of grant. Options granted to newly hired employees typically vest 25% on the first anniversary date of hire and ratably each quarter over the ensuing 36 month period. The maximum term for stock options granted under the Legacy Equity Incentive Plans may not exceed ten years from date of grant.

Each Old Skillz option from the Legacy Equity Incentive Plans that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to acquire a number of shares of Class A Common Stock (other than in the case of the Founder, who received options exercisable for Class B common stock of the Company) (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Old Skillz common stock subject to such Old Skillz option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Old Skillz option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Old Skillz option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.

Skillz Inc. 2020 Omnibus Incentive Plan

In December 2020, the Board of Directors of the Company adopted the Skillz Inc. 2020 Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan became effective upon consummation of the Business Combination and succeeds the Company’s Legacy Equity Incentive Plans. Under the 2020 Plan, the Company may grant stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. Options are granted at a price per share equal to the fair market value of the underlying common stock at the date of grant. Options granted are exercisable over a maximum term of 10 years from the date of grant. Restricted stock units (“RSUs”) are also granted under the 2020 Plan. These awards typically have a cliff vesting period of one year and continue to vest quarterly thereafter. The 2020 Plan permits the Company to deliver up to 47,841,859 shares of common stock pursuant to awards issued under the 2020 Plan, consisting of 15,000,000 shares which may be Class A and/or Class B common stock, 24,669,278 shares of Class A common stock and 8,172,581 shares of the Class B common stock. The total number of shares of Class A common stock and Class B Common stock, respectively, that will be reserved and that may be issued under the 2020 Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2021, by a number of shares equal to five percent (5%) of the total number of shares of Class A common stock and Class B common stock, respectively, outstanding on the last day of the prior calendar year.

Stock Options and Restricted Stock Units

Stock option and RSU activity, prices, and values adjusted by the Exchange Ratio, during the year ended December 31, 2020 is as follows (in thousands, except for share, per share, and contractual term data):

		Options Outstanding				Restricted Stock Units
	Number of
	Shares	Number of		Weighted-			Weighted-
	Available for	Shares	Weighted-	Average		Number of	Average
	Issuance	Outstanding	Average	Remaining	Aggregate	Plan	Grant Date
	Under the	Under the	Exercise	Contractual	Intrinsic	shares	Fair Value
	Plan	Plan	Price	Term (Years)	Value	outstanding	per share
Balance at December 31, 2019	3,855,385	38,794,307	$0.14	7.67	$13,056
Recapitalization Impact	(975,027)	(9,811,081)	0.05
Balance at December 31, 2019	2,880,358	28,983,226	$0.19	7.67	$13,056	—	$—
Additional shares authorized	62,903,028
Options and restricted stock units granted	(36,074,010)	35,732,754	6.70			341,256	17.68
Options exercised(1) and restricted stock units released	—	(20,138,817)	0.78			—	—
Options and restricted stock units canceled	5,791,227	(6,172,670)	0.51			—	—
Balance at December 31, 2020	35,500,603	38,404,493	$5.89	8.27	$542,074	341,256	$17.68
Exercisable at December 31, 2019		15,225,162	$0.08	6.85	$8,492
Exercisable at December 31, 2020		14,248,234	$0.18	6.45	$282,364
Unvested at December 31, 2019		13,758,064	$0.31	8.58	$4,564
Unvested at December 31, 2020		24,156,259	$9.25	9.34	$259,710
(1)	The number of options exercised includes early exercises related to the Executive grants noted below.

The number of unvested stock options as of December 31, 2020 and December 31, 2019 does not include 13.3 million and 8.2 million shares of restricted common stock issued upon the early exercise of the certain Executive grants described below.

As of December 31, 2020, unrecognized stock-based compensation expense related to unvested stock options, restricted common stock, and RSUs was $156.9 million. The weighted-average period over which such compensation expense will be recognized is 3.53 years.

The aggregate intrinsic value of options exercised was $89.9 million, $1.4 million and $0.5 million during the years ended December 31, 2020, 2019 and 2018, respectively.

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the year ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Expected volatility	45.00% – 50.00%	47.17% – 55.47%	47.69% – 49.17%
Risk-free interest rate	0.27% – 1.44%	1.57% – 2.64%	2.60% – 3.06%
Expected term (in years)	4.14 – 6.25	5.00 – 6.86	5.49 – 6.13
Expected dividend yield	—	—	—
Weighted average estimated fair value of stock options granted during the year	$5.06	$0.21	$0.11

Executive grants

Executive Grants below were retroactively adjusted to give effect of the Reverse Recapitalization Exchange Ratio of 0.7471.

2019 CEO Executive Grant

On April 29, 2019, the Board of Directors approved a grant to the Company’s co-founder and Chief Executive Officer of two separate options to purchase shares of Class A common stock at an exercise price of $0.43 per share.

The first option was to purchase 2,990,172 shares of Old Skillz Class A common stock, which vest subject to continuous service over a four-year period, whereby 1/48th of the shares vest each month. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The $1.7 million grant date fair value of this option, estimated based on the BSM pricing model, will be recognized as compensation expense over the requisite service period. As of December 31, 2020, the Company recognized $0.7 million in compensation expense related to this grant. In connection with the Business Combination, the CEO elected to waive the right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

The second option was to purchase 5,980,344 shares of Old Skillz Class A common stock, which vest subject to continuous service and the achievement of eight market condition targets related to the valuation of the Company, ranging from $600 million to $2.7 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before April 29, 2023 (“Market Condition Grant”). The Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. The $0.9 million grant date fair value of the Market Condition Grant was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. All compensation expense related to the Market Condition Grant was recognized during the year ended December 31, 2020 because the performance-based vesting condition was achieved.

On April 30, 2019, the two separate options to purchase shares of Old Skillz Class A common stock were early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $3.8 million and bears interest at a rate of 2.55%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantees’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse. Accordingly, the promissory note was recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The total 8,970,517 shares issued related to the executive grants are included in common stock issued and outstanding within these consolidated financial statements, as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of common stock and a right to cumulative declared dividends. Immediately prior to the consummation of the Business Combination, the CEO surrendered a portion of these shares to pay off the promissory note and security agreement with the Company.

2020 CEO Executive Grant

On April 15, 2020, the Board of Directors approved a grant to the Company’s co-founder and Chief Executive Officer of options to purchase shares of Old Skillz Class A common stock at an exercise price of $1.15 per share.

The option was to purchase 9,921,314 shares of Old Skillz Class A common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $21.5 million. As of December 31, 2020, the Company recognized $3.8 million in compensation expense related to this grant. In connection with the Business Combination, the CEO elected to waive the right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

On May 14, 2020, the option to purchase shares of Old Skillz Class A common stock was early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $11.4 million and bears interest at a rate of 0.58%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantee’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse. Accordingly, the promissory note was recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The 9,921,314 shares issued related to the 2020 CEO Executive grants are included in common stock issued and outstanding within these consolidated financial statements as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of common stock and a right to cumulative declared dividends. Immediately prior to the consummation of the Business Combination, the CEO surrendered a portion of these shares to pay off the promissory note and security agreement with the Company.

2020 CRO Executive Grant

On April 15, 2020, the Board of Directors approved a grant to the Company’s co-founder and Chief Revenue Officer of two separate options to purchase shares of Class B common stock at an exercise price of $1.15 per share.

The first option was to purchase 1,852,695 shares of Old Skillz Class B common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $3.5 million. As of December 31, 2020, the Company recognized $0.6 million in compensation expense related to this grant. In connection with the Business Combination, the CRO elected to waive his right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

The second option was to purchase 926,347 shares of Old Skillz Class B common stock, which vest subject to continuous service and the achievement of five market condition targets related to the valuation of the Company, ranging from $1.5 billion to $2.7 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before April 15, 2024 (“CRO Market Condition Grant”). The CRO Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. The $2.0 million grant date fair value of the CRO Market Condition Grant was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. As of December 31, 2020, all compensation expense related to the CRO Market Condition Grant was recognized because the performance-based vesting condition was achieved through the consummation of the Business Combination.

On May 14, 2020, the two separate options to purchase shares of Old Skillz Class B common stock were early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $3.2 million and bears interest at a rate of 0.58%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantee’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse and recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The total 2,779,042 shares issued related to the co-founder grants are included in common stock issued and outstanding within these consolidated financial statements as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of common stock and a right to cumulative declared dividends. Immediately prior to the consummation of the Business Combination, the CRO surrendered a portion of these shares to pay off the promissory note and security agreement with the Company.

2020 CTO Executive Grant

On June 8, 2020, the Board of Directors approved a grant to the Company’s Chief Technology Officer of two separate options to purchase shares of Old Skillz Class B common stock at an exercise price of $1.33 per share.

The first option was to purchase 1,520,736 shares of Old Skillz Class B common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $9.0 million. As of December 31, 2020, the Company recognized $0.9 million in compensation expense related to this grant. In connection with the Business Combination, the CTO elected to waive the right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

The second option was to purchase 919,862 shares of Old Skillz Class B common stock, which vest subject to continuous service and the achievement of five market condition targets related to the valuation of the Company, ranging from $1.8 billion to $3.0 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before June 8, 2024 (“CTO Market Condition Grant”). The CTO Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. The $3.7 million grant date fair value of the CTO Market Condition Grant was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. As of December 31, 2020, all compensation expense related to the CTO Market Condition Grant was recognized because the performance-based vesting condition was achieved through the consummation of the Business Combination.

Founders’ Option Agreements

In connection with the closing of the Business Combination, the Company entered into option agreements with each of the CEO and CRO (the “Option Agreements”) awarding options to purchase (i) 9,960,000 shares of New Skillz Class B common stock to the CEO and (ii) 2,040,000 shares of New Skillz Class A common stock to the CRO. The options will vest in three equal increments as follows (i) one-third (1/3) of the options shall vest and become exercisable as of the date, following the grant date, that the volume weighted average price on the NYSE over a ten (10) trading day period of underlying New Skillz Class A common stock (“VWAP”) equals or exceeds 3.0x the VWAP of the shares as of the Closing Date, (ii) one-third (1/3) of the options shall vest and become exercisable as of the date, following the grant date, that the VWAP of the shares equals or exceeds 4.0x the VWAP of the shares as of the Closing Date; and (iii) one-third (1/3) of the options shall vest and become exercisable as of the date, following the grant date, that the VWAP of the shares equals or exceeds 5.0x the VWAP of the shares as of the Closing Date. The $93.4 million grant date fair value of the Founders’ Options was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. The significant inputs to the valuation included the Company’s Class A stock price and the risk-free interest rate as of the grant date, as well as the estimated volatility of the Company’s Class A common stock. As of December 31, 2020, the Company recognized $0.8 million in compensation expense related to these grants.

Other Stock-Based Compensation

During the year ended December 31, 2019, certain existing and new external investors acquired $0.7 million of outstanding Old Skillz Class B common stock from a current employee at a purchase price greater than the estimated fair value at the time of the transactions. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transactions of $0.5 million in general and administrative expense.

In April and May 2020, certain existing and new investors acquired $11.0 million of outstanding Old Skillz Class B common stock from employees. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transaction of $2.3 million in general and administrative, $0.7 million in sales and marketing, and $0.4 million in research and development.

In August 2020, the Company’s Board of Directors granted an executive officer 2,757,886 non-qualified stock options, which vest 25% on the one year anniversary of the start of the vesting period, and 6.25% after each three months of continuous service subsequent to the first year. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $23.5 million. As of December 31, 2020, the Company recognized $2.3 million in compensation expense related to this grant.